Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

(a)	Castor Ships:

Before the completion of the Spin-off on March 7, 2023 and pursuant to an amended and restated master management agreement entered into between Castor,  the Company’s subsidiaries, and Castor Ships (as amended or supplemented from time to time, the “Castor Amended and Restated Master Management Agreement”), Castor Ships  managed the Company’s business overall and provided the vessel-owning Toro Subsidiaries with a wide range of shipping services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing cybersecurity and general corporate and administrative services, among other matters. Castor Ships generally is not liable to the Company for any loss, damage, delay, or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence, or willful misconduct (for which the Company’s recovery will be limited to two times the Flat Management Fee, as defined below). Notwithstanding the foregoing, Castor Ships is in no circumstances responsible for the actions of the crew of the Company’s vessels. The Company has also agreed to indemnify Castor Ships in certain circumstances. Under the terms of the Castor Amended and Restated Master Management Agreement, the Company’s ship-owning subsidiaries have also entered into separate management agreements appointing Castor Ships as commercial and technical manager of their vessels (collectively, the “Ship Management Agreements”).

Until March 6, 2023, in exchange for these services, Castor Ships charged and collected (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of its business (the “Flat Management Fee”), (ii) a daily management fee of $975 per vessel for ship management services provided under the Ship Management Agreements (the “Ship Management Fee”), (iii) a commission of 1.25% on all gross income received from the operation of its vessels, and (iv) a commission of 1% on each consummated vessel sale and purchase transaction.

As part of the Spin-off, on March 7, 2023, Toro and its subsidiaries entered into a master management agreement with Castor Ships with respect to its vessels (and as further amended and supplemented effective April 26, 2023, the “Master Management Agreement”) in substantially the same form as Castor Amended and Restated Master Management Agreement.

Effective July 1, 2024, in lieu of the previously applicable commission structure and in addition to the Ship Management Fee and Flat Management Fee, Castor Ships charged and collected (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s ship-owning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income and (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities with an aggregate purchase or sale value, as the case may be, of an amount equal to, or in excess of, $10,000,000 issued by an entity engaged in the maritime industry.

Effective July 1, 2025, in lieu of the previously applicable commission structure and in addition to the Ship Management Fee and Flat Management Fee, Castor Ships charges and collects (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s ship-owning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income, (iii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel (secondhand or newbuilt),  or (b) the shares of a ship-owning entity owning vessel(s) or (c) shares and/or other securities (including equity, debt and loan instruments), and (iv) a capital raising commission at the rate of 1% on all gross proceeds of each capital raising transaction completed by the Company including, without limitation, any equity, debt or loan transactions, operating leasing transactions,  stand-alone derivative and/or swap agreements, other financing arrangements of a similar nature or any refinancing or restructuring thereof. Castor Ships may also be reimbursed for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance, or structural changes to the Company’s vessels.

The Ship Management Fee and Flat Management Fee are adjusted annually for inflation on the 1st of July of each year in accordance with the terms of the Master Management Agreement, and (i) effective July 1, 2023, the daily Ship Management Fee increased from $975 per vessel to $1,039 per vessel and the quarterly Flat Management Fee increased from $0.75 million to $0.8 million, (ii) effective July 1, 2024, the daily Ship Management Fee increased from $1,039 per vessel to $1,071 per vessel and the quarterly Flat Management Fee increased from $0.8 million to $0.82 million and (iii) effective July 1, 2025, the daily Ship Management Fee increased from $1,071 per vessel to $1,100 per vessel and the quarterly Flat Management Fee increased from $0.82 million to $0.85 million.

The Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of its effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Master Management Agreement is terminated by the Company or is terminated by Castor Ships due to a material breach of its provisions by the Company or a change of control in the Company (including certain business combinations, such as a merger or the disposal of all or substantially all of the Company’s assets or changes in key personnel such as the Company’s current directors or Chief Executive Officer), Castor Ships is entitled to a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis. This termination fee is in addition to any termination fees provided for under the Ship Management Agreements.

Castor Ships may choose to subcontract some of its provided services to other parties at its discretion. Castor Ships pays, at its own expense, the third-party management companies a fee for such services, without burdening the Company with any additional cost. As of December 31, 2025, in accordance with the provisions of the Master Management Agreement, Castor Ships had subcontracted to a third-party ship management company the technical management of all the Company’s vessels, except the LPG Dream Syrax and M/T Wonder Maia, for which Castor Ships has provided the technical management since November 5, 2024 and September 29, 2025, respectively.

During the years ended December 31, 2023, 2024 and 2025, Castor Ships charged and collected the following fees and commissions: (i) management fees amounting to $1,710,651, $1,930,810 and $1,807,089, respectively, (ii) charter hire commissions amounting to $279,719, $418,070 and $641,813, respectively, (iii) a sale and purchase commission from continuing operations in the year ended December 31,2023 amounting to $887,050 comprising (a) $707,150 related to the acquisition of the vessels LPG Dream Terrax, LPG Dream Arrax, LPG Dream Syrax and LPG Dream Vermax, which is included in ‘Vessels, net’ in the accompanying consolidated balance sheet and (b) $179,900 related to the sale of M/T Wonder Formosa which is included in ‘Gain on sale of vessel’ in the accompanying consolidated statements of comprehensive income, $855,500 in the year ended December 31, 2025 comprising (a) $665,500 related to the acquisition of the vessels M/T Wonder Altair and M/T Wonder Maia,  which is included in ‘Vessels, net’ in the accompanying consolidated balance sheet and (b) $190,000 (due to the sales under common control of the vessels LPG Dream Terrax and LPG Dream Syrax (Note 5), which are included in ‘Vessel operating expenses’ in the accompanying consolidated statements of comprehensive income, respectively, (iv) sale and purchase commissions from discontinued operations amounting to $1,611,000 in the year ended December 31, 2023, related to the sale of the vessel M/T Wonder Bellatrix, M/T Wonder Polaris, M/T Wonder Musica, M/T Wonder Avior and M/T Wonder Vega and $338,000 in the year ended December 31, 2024, related to the sale of the vessel M/T Wonder Sirius which are included in ‘Gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income from discontinued operations and (v) a sale and purchase brokerage commission applicable to the total consideration of acquiring or selling shares and/or other securities (including equity and debt instruments), amounting to $0, $0 and $41,892, respectively.

In addition, until March 7, 2023, part of the general and administrative expenses incurred by Castor has been allocated on a pro rata basis within General and administrative expenses of the Company based on the proportion of the number of ownership days of the Toro Subsidiaries’ vessels to the total ownership days of Castor’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees. During the period from January 1 through March 7, 2023, the above-mentioned administration fees charged by Castor Ships to Castor that were allocated to the Company amounted to $144,445 and are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income. For the period of March 7, 2023 through December 31, 2023, the Company recognized as pro rata allocation of days of Flat Management Fee in the amount of $2,557,332, which is included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income. As a result, in each of the years ended December 31, 2023, 2024 and 2025, the aggregate amounts of $2,701,777, $3,247,570 and $3,340,334, respectively, are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income.

The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of each of December 31, 2024 and December 31, 2025, the working capital guarantee advances to Castor Ships amounted to $1,590,501 and $1,341,549, respectively, which are presented in ‘Due from related parties, non-current’ in the accompanying consolidated balance sheets. As of December 31, 2024 and December 31, 2025, the amounts of $6,072,800 and $7,431,696 of ‘Due from related parties, current’, respectively, represent operating expense payments made on behalf of the Company to the third-party managers and Castor Ships in excess of amounts advanced and advances of expected scheduled drydocking repairs.
(b)	Former Parent Company:

In connection with the Spin-Off as discussed in Note 1, on March 7, 2023, Toro issued 140,000 1.00% Series A Preferred Shares to Castor having a stated amount of $1,000 per share and a par value of $0.001 per share (Note 9). The amount of accrued dividend on Series A Preferred Shares due to Castor as of December 31, 2024 and December 31, 2025 was $338,333 and $299,444, respectively and is presented net in ‘Due to related parties, current’ in the accompanying consolidated balance sheet.

In the period ended December 31, 2023, the Company reimbursed Castor $2,694,646 for expenses related to the Spin-Off that were incurred by Castor. As of December 31, 2024 and 2025, there are no outstanding expenses to be reimbursed by the Company.

On August 7, 2023, the Company agreed to purchase 50,000 5.00% Series D Cumulative Perpetual Convertible Preferred Shares of Castor, having a stated value of $1,000 and par value of $0.001 per share (the “Castor Series D Preferred Shares”), for aggregate cash consideration of $50.0 million. The distribution rate on the Castor Series D Preferred Shares is 5.00% per annum, which rate will be multiplied by a factor of 1.3 on the seventh anniversary of the issue date of the Castor Series D Preferred Shares and annually thereafter, subject to a maximum distribution rate of 20% per annum in respect of any quarterly dividend period. Dividends are payable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Castor’s Board of Directors’ approval.

The Series D Preferred Shares are convertible, in whole or in part, at the Company’s option to common shares of Castor from the first anniversary of their issue date at the lower of (i) $7.00 per common share, and (ii) the 5-day-value-weighted average price immediately preceding the conversion. On March 27, 2024, Castor effected a 1-for-10 reverse stock split of its common stock without any change in the number of authorized common shares. As a result of the reverse stock split, the number of Castor’s outstanding shares as of March 27, 2024, decreased to 9,662,354 while the par value of its common shares remained unchanged at $0.001 per share. The conversion price of the Castor Series D Preferred Shares is subject to adjustment upon the occurrence of certain events, including the occurrence of splits and combinations (including a reverse stock split) of the common shares and was adjusted to $7.00 per common share on March 27, 2024 from $0.70 per common share following effectiveness of the 1-for-10 reverse stock split. The minimum conversion price of the Series D Preferred Shares is $0.30 per common share.

On December 12, 2024, Toro agreed to purchase for an aggregate consideration of $50,000,000 in cash, an additional 50,000 Castor Series D Preferred Shares. The Company owns all 100,000 outstanding Castor Series D Preferred Shares.

In connection with the transaction, Castor amended the terms of the Castor Series D Preferred Shares to, among other things: (i) reset the date from which holders of the Castor Series D Preferred Shares may convert their Series D Preferred Shares into common shares of Castor to January 1, 2026 from August 7, 2024, (ii) require that any holder of the Castor Series D Preferred Shares electing to exercise its optional conversion rights convert not less than 500 Castor Series D Preferred Shares into common shares of Castor, and (iii) introduce an additional redemption feature whereby Castor may, at its option, redeem for cash all remaining outstanding Castor Series D Preferred Shares if the number of Series D Preferred Shares outstanding is 30,000 or less. Toro may not dispose of any of the Castor Series D Preferred Shares for a period of 180 days after the closing date of the transaction.

On December 23, 2025, Toro and Castor agreed to amend the terms of Castor Series D Preferred Shares and Series A Preferred Shares, in each case to extend the initial conversion date by one-year, which shall be to January 1, 2027 in the case of the Castor Series D Preferred Shares and March 7, 2027 in the case of the Series A Preferred Shares.

For the years ended December 31, 2024 and 2025, the Company received a dividend on the Castor Series D Preferred Shares, amounting to $2.5 million and $4.6 million, respectively. As of December 31, 2024 and 2025, the aggregate value of the investment in Castor amounted to $100,687,500 and $101,069,444, respectively, including $687,500 and $1,069,444 of accrued dividends, respectively, and is presented as ‘Investment in related party’ in the accompanying  consolidated balance sheet. As of December 31, 2025, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

On December 11, 2024, Toro entered into a facility agreement with Castor to provide a $100.0 million senior term loan facility to Castor (the “Term Loan”) which was drawn down on the same date. The Term Loan has a tenor of 5 years, bears interest at the secured overnight financing rate (“SOFR”) plus 1.80% per annum, is guaranteed by ten ship-owning subsidiaries of Castor and is receivable in (a) twenty (20) consecutive quarterly installments, each of  $2,500,000, commencing on March 11, 2025, and (b) a balloon installment in the amount of $50.0 million at its maturity together with the last quarterly installment. The Term Loan is secured by first priority mortgages and first priority general assignments covering insurance policies and requisition compensation over the ten vessels owned by wholly owned subsidiaries of Castor. The value of these vessels was approximately $235.0 million based on third-party valuations at the time of the drawdown by Castor. Pursuant to the terms of this facility, Castor is also subject to certain negative covenants customary for facilities of this type, which may be waived in Toro’s sole discretion. During the year ended December 31, 2025, the Term Loan was fully repaid. As result there is no balance under ‘Loan to related party’ as of December 31, 2025 in the accompanying consolidated balance sheet. During the year ended December 31, 2025, the interest income under the Term Loan amounted to $1,771,836 and is presented in ‘Interest income from related party’ in the consolidated statements of comprehensive income.

On September 29, 2025, the Company agreed to purchase 60,000 Series E Cumulative Perpetual Convertible Preferred shares (the “Series E Preferred Shares”) of Castor having a stated amount of $1,000 each for a total consideration of $60 million, in cash. The distribution rate of the Series E Preferred Shares is 8.75%, paid quarterly, and they are convertible into common shares of Castor from the first anniversary of the issue date at a conversion price equal to the 5-day value weighted average price immediately preceding the conversion, subject to a minimum conversion price of $0.30. This transaction and its terms were approved by the Board of Directors of Castor and Toro at the recommendation of their respective independent committees who negotiated the transaction.
On October 13, 2025, the Company and Castor agreed to the full redemption of the Series E Preferred Shares, for a cash consideration equal to the stated amount of $60.0 million of the Series E Preferred Shares plus 0.523% thereof, including accrued and unpaid distributions.

The above transactions and their terms were approved by the Board of Directors of Toro and Castor at the recommendation of their respective special committees of disinterested and independent directors.

(c)	Equity incentive plan:

As of December 31, 2025, the Company maintains the Equity Incentive Plan and 2025 Equity Incentive Plan (as defined and discussed in Note 13) under which the Company’s Board of Directors has made and may make awards of certain securities of the Company or cash to directors, officers and employees of the Company and/or its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates.

The stock-based compensation cost for the non-vested shares under the Equity Incentive Plan for the years ended December 31, 2023, 2024 and 2025, amounted to $1,272,698, $5,312,854 and $3,594,006, respectively, and is included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income.

(d)	Pani Corp. Subscription Agreement:

On April 17, 2023, Toro entered into a subscription agreement with Pani Corp. (“Pani”), a company controlled by the Company’s Chairman and Chief Executive Officer, pursuant to which Toro issued and sold, and Pani purchased, 8,500,000 common shares, par value $0.001 per share, at a purchase price of $2.29 per share, for gross proceeds of $19,465,000, less issuance costs of $817,764. The transaction was approved by a special committee of the Company’s disinterested and independent directors. See Note 9 for further details.

(e)	Robin Energy Ltd.

As discussed in Note 1, as part of the Robin Spin-Off Toro received 2,000,000 Series A Preferred Shares of Robin, having a stated amount of $25 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A Preferred Shares (Note 1). The Series A Preferred Shares do not have voting rights. The Series A Preferred Shares are convertible, at their holder’s option, to common shares at any time and from time to time from and after the second anniversary of April 14, 2025. The conversion price for any conversion of the Series A Preferred Shares shall be the lower of (i) 200% of the volume-weighted average price (“VWAP”) of Robin’s common shares over the five consecutive trading day period commencing on and including April 14, 2025, and (ii) the VWAP of Robin’s common shares over the five consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion.

As there was no observable market for the Series A Preferred Shares, these were recognized at $25,942,180, being the fair value of the shares determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The applied valuation methodology was comprised the trifurcation of the value of the Series A Preferred Shares in three components namely, the “straight” preferred stock component, the embedded option component, while an incremental value was also ascribed to the conversion at the variable conversion price. The sum of these components was used to estimate the value for the Series A Preferred Shares at $25,942,180. The valuation methodology and the significant other observable inputs used for each component are set out below:

	Valuation Technique	Unobservable Input	Range (Weighted average)
“Straight” Preferred stock component	Discounted Cash Flow model	• Weighted average cost of Capital	11.88%
Embedded Option Component	Black Scholes	• Volatility	107.92%
		• Risk free rate	4.02%
		• Weighted average cost of Capital	11.88%
		Strike price	$10.546
		Share price (April 14, 2025)	$5.80
Incremental value at variable conversion price	Probability adjusted method	5-day VWAP and discount to conversion day closing price (5th day)	$4.50 (10% discount)
			$4.00 (20% discount)
		Probability ascribed for 10% lower 5-day VWAP	75%
		Probability ascribed for 20% lower 5-day VWAP	25%
		Assumed share price	$5.00

As of December 31, 2025, the aggregate value of investments in Robin amounted to $26,049,125, including $106,945 of accrued dividends and are separately included as ‘Investments in related party’ in the accompanying  consolidated balance sheet. As of December 31, 2025, the Company did not identify any indications for impairment or any observable prices for identical or similar investments of the same issuer.

Furthermore, Toro is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $25 per share, of the 2,000,000 Series A Preferred Shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Robin’s Board of Directors approval. For the year ended December 31, 2025, the Company received a dividend on the Robin Series A Preferred Shares, amounting to $251,389. During the year ended December 31, 2025, dividend income derived from the Company’s investment in Robin amounted to $358,333 and is presented in ‘Dividend income from related party’ in the accompanying consolidated statements of comprehensive income.

Following the successful completion of the Robin Spin-Off, Robin also reimbursed Toro $786,001 for transaction expenses that Toro incurred in relation to the Robin Spin-Off. As of December 31, 2025, there were no outstanding expenses to be reimbursed to Toro by Robin under the Robin Contribution and Spin-Off Distribution Agreement.
(f)	Vessel disposals:

On July 10, 2025, the Company entered into an agreement with a wholly owned subsidiary of Robin, for the sale of the LPG Dream Syrax, at a price of $18.0 million. The vessel was delivered to its new owner on September 3, 2025.

On September 16, 2025, the Company entered into an agreement with a wholly owned subsidiary of Robin, for the sale of the LPG Dream Terrax, at a price of $20.0 million. The vessel was delivered to its new owner on September 25, 2025.

The terms of the transactions were approved by the board of directors of Toro and Robin at the recommendation of their respective special committees of disinterested and independent directors and were supported by independent valuations.

Both entities are controlled by the same controlling shareholder, Mr. Panagiotidis, and accordingly the transaction is considered to be between entities under common control. The transactions were accounted for as a transfer of assets between entities under common control in accordance with ASC 805-50, “Business Combinations – Related Issues.” As such, the vessels and their dry docking related amounts (Notes 5 and 6), were recognized by Robin at the historical carrying amount recorded by Toro as of the date of transfer, which was $34,871,669. No gain or loss was recognized in the statement of operations as a result of the transactions. The difference between the consideration received and the historical carrying amount of the vessels, amounting to $3,091,542, was presented as ‘Excess of consideration over carrying value of sold assets’ in the accompanying consolidated statements of Shareholders’ equity and Mezzanine equity.

(h)	Non-executive directors’ compensation:

During the years ended December 31, 2023, 2024 and 2025, the non-executive directors’ compensation was $32,740, $110,000 and $110,000 and is included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income.